SUMMARY OF BASIC AND DILUTED NET INCOME PER ORDINARY SHARE (Details) - USD ($)	3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Redeemable Class A Ordinary Shares [Member]
Numerator: income attributable to Class A ordinary shares subject to possible redemption
Net income (loss) attributable to non-redeemable Class A and Class B ordinary shares	$ 77,592	$ 947,763		$ (130,906)	$ 3,223,267	$ 5,101,263
Denominator: weighted average Class A ordinary shares subject to possible redemption
Basic weighted average shares outstanding, ordinary shares	5,670,123	20,200,000		8,800,870	15,847,514	18,041,644
Diluted weighted average shares outstanding, ordinary shares	5,670,123	20,200,000		8,800,870	15,847,514	18,041,644
Basic net income (loss) per share, ordinary shares	$ 0.01	$ 0.05		$ (0.01)	$ 0.20	$ 0.28
Diluted net income (loss) per share, ordinary shares	$ 0.01	$ 0.05		$ (0.01)	$ 0.20	$ 0.28
Net income (loss)						$ 5,101,263
Nonredeemable Common Stock [Member]
Numerator: income attributable to Class A ordinary shares subject to possible redemption
Net income (loss) attributable to non-redeemable Class A and Class B ordinary shares	$ 73,252	$ 251,157		$ (79,621)	$ 1,073,290
Denominator: weighted average Class A ordinary shares subject to possible redemption
Basic weighted average shares outstanding, ordinary shares	5,353,000	5,353,000	5,000,000	5,353,000	5,276,939	5,315,282	5,000,000
Diluted weighted average shares outstanding, ordinary shares	5,353,000	5,353,000	5,000,000	5,353,000	5,276,939	5,315,282	5,000,000
Basic net income (loss) per share, ordinary shares	$ 0.01	$ 0.05	$ (0.00)	$ (0.01)	$ 0.20	$ 0.28	$ (0.00)
Diluted net income (loss) per share, ordinary shares	$ 0.01	$ 0.05	$ (0.00)	$ (0.01)	$ 0.20	$ 0.28	$ (0.00)
Net income (loss)						$ 1,502,892	$ (9,963)
Nonredeemable Class A And Class B Ordinary Shares [Member]
Numerator: income attributable to Class A ordinary shares subject to possible redemption
Net income (loss) attributable to non-redeemable Class A and Class B ordinary shares						$ 1,502,892	$ (9,963)